Changes in Cash Flows from Operating Assets and Liabilities - Schedule of Changes in Operating Assets and Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Decrease (increase) in accounts receivable	$ 106,349	$ (24,279)	$ (119,813)	$ 48,908
Decrease (increase) in other receivable	135,307	1,391	(121,396)	(54,821)
Decrease (increase) in inventory and prepaid inventory	(252,529)	17,441	72,353	122,067
Decrease (increase) in prepaid expenses and deposits	(64,594)	8,281	43,201	63,373
Increase (decrease) in lease liability	850	(7,725)
Increase (decrease) in payroll taxes payable	2,970		11,372	(45,521)
Increase (decrease) in accounts payable and accrued liabilities	(4,862)	(44,567)	(59,284)	405,214
Changes in operating assets and liabilities	$ (76,510)	$ (49,458)	$ (201,284)	$ 539,220